Stockholders' Equity - Summary of Shares of Common Stock Reserved (Detail) - shares	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved	1,628,347	2,156,776	2,156,776	1,467,663
2014 and 2015 Stock Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved	1,475,000	725,000	725,000	100,000
Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved		250,000	250,000	250,000
2012 Convertible Financing Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved		798,653	798,653	801,778
2013 Convertible Financing Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved		238,804	238,804	238,804
2014 Financing Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved		144,319	144,319	77,081
2015 BioHEP warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved	125,000
2015 Dawson James warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved	28,347